Expenses (Details) - Schedule of Borrowing Costs - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Borrowing Costs [Abstract]
Total borrowing costs	$ 2,210,404	$ 2,650,396
Less: amounts included in the cost of qualifying assets
Total	$ 2,210,404	$ 2,650,396